CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net losses for the year	$ 9,680,523	$ 5,626,755	$ 38,483,507
Adjustments to reconcile net profit to net cash generated by operating activities
Income tax expense	7,737,730	28,637,429	60,464,798
Depreciation and amortization	32,191,480	41,348,599	36,149,158
Provisions	6,994,024	4,053,260	2,764,867
Exchange rate differences	95,094,749	15,041,776	1,854,015
Interest expense	62,211,635	15,899,479	2,062,609
Share-based payments	395,927	197,241	241,855
Gain on disposal of property, plant and equipment	(450,860)	(10,486,093)	(540,541)
(Recovery) charge of allowance for other doubtful receivables	(212,407)	602,730	297,902
Loss from securities transactions	1,836,132	54,919,417	0
Impairment of property, plant and equipment	0	0	927,176
Gain on net monetary position	(138,760,271)	(42,809,717)	(12,181,672)
Changes in operating assets and liabilities
Inventories	(14,575,409)	(9,858,881)	1,745,191
Other receivables	(4,792,880)	(9,893,753)	(4,282,708)
Trade accounts receivable	(25,045,352)	(22,254,891)	(9,048,503)
Advances from customers	1,503,830	749,930	773,009
Accounts payable	45,212,240	34,765,134	4,897,069
Salaries and social security contributions	6,742,030	8,768,681	4,318,237
Provisions	(672,274)	(1,255,625)	(1,048,784)
Tax liabilities	(1,596,016)	16,552,552	1,325,703
Other liabilities	7,067,994	175,500	178,343
Income tax paid	(5,532,616)	(33,115,769)	(38,088,680)
Net cash generated by operating activities	85,030,209	97,663,754	91,292,551
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of interest in Yguazú Cementos S.A.	649,496	289,699	2,806,078
Proceeds from disposal of property, plant and equipment	824,916	10,264,091	1,747,265
Payments to acquire property, plant and equipment	(36,053,162)	(31,774,070)	(42,995,891)
Payments to acquire intangibles assets	(669,825)	(324,567)	(623,563)
Payments to acquire investments	0	0	(25,652,214)
Redemption of investments	0	7,458,665	11,621,534
Contributions to FFFSFI	(576,786)	(602,730)	(557,547)
Net cash used in investing activities	(35,825,361)	(14,688,912)	(53,654,338)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	69,468,936	161,017,112	7,585,725
Issuance of corporate bonds	142,486,878	0	0
Interest paid	(54,374,304)	(14,810,324)	(3,458,721)
Dividends paid	(86,844,758)	(67,904,557)	0
Payments	(960,757)	(881,969)	(1,072,089)
Repayment of borrowings	(110,861,564)	(148,995,136)	(41,709,560)
Repurchase of common stock	0	(5,597,532)	(14,481,084)
Net cash used in financing activities	(41,085,569)	(77,172,406)	(53,135,729)
Net increase (decrease) in cash and cash equivalents	8,119,279	5,802,436	(15,497,516)
Cash and cash equivalents at the beginning of the year (Note 29)	15,292,960	20,052,396	40,063,098
Effect of restating in constant currency of cash and cash equivalents	(23,218,875)	(11,272,209)	(11,312,922)
Effects of exchange rate differences on cash and cash equivalents in foreign currency	6,540,801	710,337	6,799,736
Cash and cash equivalents at the end of the year (Note 29)	$ 6,734,165	$ 15,292,960	$ 20,052,396